Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of purchase price
Health & Harvest LLC
Inventory	$1,052,500
Prepaids and other current assets	-
Furniture and equipment	50,000
Right to use asset	192,600
Lease liability	(192,600)
Goodwill	1,750,600
Total	$2,852,500

Health & Harvest LLC
Cash	$1,750,000
Common stock	1,102,500
Total	$2,852,500

	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Inventory	$1,441,000	$238,000	$465,500	$2,144,500
Prepaids and other current assets	22,000	-		22,000
Furniture and equipment	100,000	25,000	25,000	150,000
Right to use asset	702,000	-	329,300	1,031,300
Lease liability	(702,000)	-	(329,300)	(1,031,300)
Goodwill	2,596,100	516,300	554,000	3,666,400
Total	$4,159,100	$779,300	$1,044,500	$5,982,900

	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Cash	$3,659,100	$525,000	$800,000	$4,984,100

Common stock	500,000	254,300	244,500	998,800
Total	$4,159,100	$779,300	$1,044,500	$5,982,900

	Grow World LLC	Grand Rapids Hydro	Green Life Garden	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Inventory	$553,900	$1,453,100	$1,038,600	$1,441,000	$238,000	$465,500	$5,190,100
Prepaids and other current assets	-		14,100	22,000	-		36,100
Furniture and equipment	35,000	50,000	100,000	100,000	25,000	25,000	335,000
Goodwill	696,900	2,376,900	2,305,900	2,596,100	516,300	554,000	9,046,100
Total	$1,285,800	$3,880,000	$3,458,600	$4,159,100	$779,300	$1,044,500	$14,607,300

	Grow World LLC	Grand Rapids Hydro	Green Life Garden	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Cash	$1,000,000	$2,350,000	$2,647,700	$3,659,100	$525,000	$800,000	$10,981,800
Common stock	285,800	1,530,000	810,900	500,000	254,300	244,500	3,625,500
Total	$1,285,800	$3,880,000	$3,458,600	$4,159,100	$779,300	$1,044,500	$14,607,300

Schedule of revenue and earnings included in consolidated income statement
Health & Harvest LLC
Acquisition date	2/26/2020
Revenue	$559,340
Earnings	$112,882

	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Acquisition date	1/21/2019	2/11/2019	2/7/2019
Revenue	$3,450,600	$1,594,900	$121,500	$5,167,000
Earnings	$613,000	$165,300	$5,800	$784,100

	Grow World LLC	Grand Rapids Hydro	Green Life Garden	Chlorophyll	Reno Hydroponics	Palm Springs Hydroponics	Total
Acquisition date	12/16/19	9/3/2019	5/14/2019	1/21/2019	2/11/2019	2/7/2019
Revenue	$153,900	$2,412,700	$4,829,800	$6,030,500	$2,106,900	$3,075,300	$18,609,100
Earnings	$6,400	$444,500	$998,700	$936,600	$366,742	$651,400	$3,404,342

Schedule of proforma consolidated income statement
March 31, 2019
Revenue	$1,365,700
Earnings	$19,200

March 31, 2018
Revenue	$2,088,200
Earnings	$389,100

December 31, 2018
Revenue	$59,650,900
Earnings	$(2,087,900)